Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventories, Net [Abstract]
Schedule Of Components of Inventories

	September 30,	December 31,
	2017	2016
	(unaudited)
Raw materials	$4,153	$3,619
Work in process	1,646	1,576
Finished goods	4,832	3,740
Total inventories	10,631	8,935
Less inventory reserve	(1,551)	(1,500)
Total inventories, net	$9,080	$7,435

	December 31 2016	December 31, 2015

Raw materials	$3,619	$2,595
Work in process	1,576	1,369
Finished goods	3,740	1,486
Total inventories	8,935	5,450
Less inventory reserve	(1,500)	(1,549)
Total inventories, net	$7,435	$3,901